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                                                                    EXHIBIT 99.1

                                    EXHIBIT C

                  FORM OF MONTHLY REPORT TO CERTIFICATEHOLDERS

               FIRST NATIONAL MASTER NOTE TRUST VFN SERIES 2007-1
                         MONTH ENDING: DECEMBER 31, 2007

     The undersigned, a duly authorized representative of First National Bank of Omaha ("FNBO"), as Servicer pursuant to the Transfer and Servicing Agreement, dated as of October 24, 2002 (as amended, the "Transfer and Servicing Agreement") by and between FNBO, as Servicer, First National Funding LLC, as Transferor, and First National Master Note Trust, as Issuer, does hereby certify as follows:

(a) The rights of the Issuer under the Transfer and Servicing Agreement have been assigned to the Bank of New York, as Indenture Trustee, under the Master Indenture, dated as of October 24, 2002 (the "Indenture"), by and between Issuer and the Indenture Trustee, and acknowledged by Transferor and Servicer, as supplemented by the VFN 2007-1 Indenture Supplement, dated as of April 24, 2007, by and between issuer and Indenture Trustee, and acknowledged by Transferor and Servicer (the "Supplement"). Capitalized terms used in this Certificate have their respective meanings set forth in the Transfer and Servicing Agreement. References herein to certain sections and subsections are references to the respective sections and subsections of the Transfer and Servicing Agreement. This report is delivered pursuant to Section 5.03(a) of the Supplement.

(b) FNBO is the Servicer under the Transferor and Servicing Agreement and the Pooling and Servicing Agreement.

(c)  The undersigned is a Servicing Officer.

(d)  With respect to this Certificate:

     The Monthly Period is:                 December 31, 2007
     The Determination Date is:               January 9, 2008
     The Record Date is:                    December 31, 2007
     The Transfer Date is:                   January 12, 2008
     The Distribution Date is:               January 15, 2008
     The Controlled Accumulation Date is:       April 1, 2009
     The Interest Period begins:            December 17, 2007
     The Interest Period ends:               January 14, 2008
     Number of days in Interest Period:                    29

(e) To the knowledge of the undersigned, there are no Liens on any Receivable in the Trust except as described below:

                                      None

(f) To the knowledge of the undersigned, no Series 2007-1 Pay Out Event and no Trust Pay Out Event has occurred except as described below:

                                      None

(g) As of the date hereof the Available Spread Account Amount equals the Required Spread Account Amount and, if the Reserve Account Funding Date has occurred, the Available Reserve Account Amount equals the Required Reserve Account Amount.

A. INFORMATION REGARDING THE PERFORMANCE OF THE RECEIVABLES

   1.  Number of Accounts at Beginning of Monthly Period                                   2,240,567
       Number of Accounts at End of Monthly Period                                         2,379,717
       Average Account Balance at End of Monthly Period                                        1,059

   2.  Principal Receivables
       (a) Beginning of the Monthly Period                                         $2,111,549,174.49
       (b) End of the Monthly Period                                               $2,495,586,368.70
       (c) Average Principal Receivables                                           $2,481,184,019.04

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
   3.  Increase in Principal Receivables from Account Additions                          398,793,326
       Increase in Finance Charge Receivables from Account Additions                       1,204,320
       Increase in Total Receivables from Account Additions                              399,997,646

   4.  Decrease in Principal Receivables from Removed Accounts                                    --
       Decrease in Finance Charge Receivables from Removed Accounts                               --
       Decrease in Total Receivables from Removed Accounts                                        --

   5.  Delinquent Balances

                                 Aggregate
              Delinquency         Account        Percentage of
               Category           Balance      Total Receivables
           ----------------   --------------   -----------------
       (a) 30 to 59 days      $22,440,337.73         0.89%
       (b) 60 to 89 days      $17,595,639.85         0.70%
       (c) 90 to 119 days     $13,936,788.56         0.55%
       (d) 120 to 149 days    $11,531,167.81         0.46%
       (e) 150 or more days   $ 9,831,492.97         0.39%
           Total:             $75,335,426.92         2.99%

   6.  Aggregate amount of Collections

       (a) Total Collections                                                       $  369,267,159.45
       (b) Total Collections of Principal Receivables                              $  341,289,014.11
       (c) Total Collections of Finance Charge Receivables                         $   27,978,145.34
       (d) Aggregate Allocation Percentages for Outstanding Series                             97.51%
       (e) Aggregate Allocation Percentage of Collections of Principal
           Receivables                                                                         97.51%
       (f) Aggregate Allocation Percentage of Collections of Finance Charge
           Receivables                                                                         97.51%

   7.  Aggregate amount of Principal Receivables in Accounts which became
       Defaulted Accounts during the Monthly Period                                $    9,989,277.92

   8.  Servicer Interchange amount                                                 $      625,000.00

   9. The aggregate amount of Finance Charge Collections for the Receivables Trust for the Monthly Period

       (a) Interchange                                                             $    6,153,960.28
       (b) Recoveries                                                              $    1,825,886.94
       (c) Finance Charges and Fees                                                $   27,978,145.34
       (d) Discount Receivables                                                    $              --
                                                                                   -----------------
           Total                                                                   $   35,957,992.56

   10. Aggregate Uncovered Dilution Amount for the Monthly Period                  $              --

   11. End of Monthly Period Trust Receivables                                     $2,520,517,534.56

B. OUTSTANDING SECURITIES INFORMATION (TRUST LEVEL)

   1.  Outstanding principal balance of all securities secured by pool assets
       (sum of all Series)

       (a) At end of prior Distribution Date                                       $1,875,000,000.00
       (b) Increase due to new securities issued                                   $              --
       (c) Decrease due to principal payments                                      $              --
       (d) Increases in variable securities                                        $  300,000,000.00
       (e) Decreases in variable securities                                        $              --
       (f) At end of Distribution Date                                             $2,175,000,000.00

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
C. INFORMATION REGARDING THE SERIES 2007-1 NOTES

   1.  Collateral Amount at the close of business on the prior Distribution Date   $  500,000,000.00

       (a) Reductions due to Investor Charge-Offs (including Uncovered Dilution
           Amounts) made on the related Distribution Date                          $              --
       (b) Reimbursements to be made on the related Distribution Date from
           Available Finance Charge Collections                                    $              --
       (c) Collateral Amount at the close of business on the Distribution Date     $  500,000,000.00

   2. Note Principal Balance at the close of business on the Distribution Date during the monthly period

       (a) Class A Note Principal Balance                                          $  411,250,000.00
       (b) Class B Note Principal Balance                                          $   40,000,000.00
       (c) Class C Note Principal Balance                                          $   48,750,000.00
                                                                                   -----------------
              Total Note Principal Balance                                         $  500,000,000.00

   3.  Series Allocation Percentages for the Monthly Period

       (a) Principal Collections                                                               23.68%
       (b) Finance Charge Collections                                                          23.68%
       (c) Default Amounts                                                                     23.68%

   4.  Investor Principal Collections processed during the Monthly Period and
       allocated to the Series                                                     $   80,814,839.28

   5.  Excess Principal Collections available from other Group I Series
       allocated to the Series                                                     $              --

   6.  Aggregate amounts treated as Available Principal Collections pursuant
       to subsections 4.04(a)(v) and (vi) of the related Indenture Supplement      $    2,365,390.79

   7.  Reallocated Principal Collections (up to the Monthly Principal
       Reallocation Amount) applied pursuant to Section 4.06 of the related
       Indenture Supplement                                                        $              --

   8.  AVAILABLE PRINCIPAL COLLECTIONS (4+5+6-7)                                   $   83,180,230.07

   9.  Principal Accumulation Investment Earnings                                  $              --

   10. Investor Finance Charge Collections (including Interchange and
       Recoveries) processed during the Monthly Period                             $    8,514,599.85

   11. Excess Finance Charge Collections from Group I allocated to the Series      $              --

   12. Reserve Account withdrawals pursuant to Section 4.10(b) or (d) of the
       related Indenture Supplement                                                $              --

   13. Excess amounts from Spread Account to be treated as Available Finance
       Charge Collections pursuant to Section 4.11(g) of the related Indenture
       Supplement                                                                  $       19,316.32

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
   14. AVAILABLE FINANCE CHARGE COLLECTIONS (9+10+11+12+1                          $    8,533,916.17

   15. Available Finance Charge Collections were allocated in the following priority:

       (a) Class A Noteholders,
           Class A Monthly Interest                                                $    1,678,785.33
           Class A Interest Shortfall                                              $              --
           Class A Default Amount                                                  $              --
           Class A Default Amount previously due but not distributed               $              --
           Total                                                                   $    1,678,785.33

       (b) Class B Noteholders,
           Class B Monthly Interest                                                $      168,441.67
           Class B Interest Shortfall                                              $              --
           Class B Default Amount                                                  $              --
           Class B Default Amount previously due but not distributed               $              --
           Total                                                                   $      168,441.67

       (c) to Servicer, the Noteholder Servicing Fee
           (after adjustment for Servicer Interchange shortfall, if any)           $      833,333.33

       (d) Class C Noteholders,
           Class C Monthly Interest                                                $      215,105.99
           Class C Interest Shortfall                                              $              --
           Class C Default Amount                                                  $              --
           Class C Default Amount previously due but not distributed               $              --
           Total                                                                   $      215,105.99

       (e) Investor Default Amount and Uncovered Dilution Amount were included
           in Available Principal Collections                                      $    2,365,390.79

       (f) Investor Charge-Offs and Reallocated Principal Collections not
           previously reimbursed were included in Available Principal
           Collections                                                             $              --

       (g) to Reserve Account, excess of Required Reserve Account Amount over
           the Available Reserve Account Amount                                    $              --

       (h) to Spread Account, excess of Required Spread Account Amount over the
           Available Spread Account Amount                                         $              --

       (i) balance constitutes Excess Finance Charge Collections                   $    3,272,859.06

   16. Available Principal Charge Collections were allocated in the following priority:

       (a) during Revolving Period, treated as Excess Principal Collections        $   83,180,230.07

       (b) with respect to Accumulation Period,
           (i)   Monthly Principal deposited to Principal Accumulation Account     $              --
           (ii)  balance treated as Excess Principal Collections                   $              --

       (c) with respect to Rapid Amortization Period,
           (i)   Monthly Principal to Class A Noteholders up to Class A Note
                 Principal Balance                                                 $              --
           (ii)  Monthly Principal to Class B Noteholders up to Class B Note
                 Principal Balance                                                 $              --
           (iii) Monthly Principal to Class C Noteholders up to Class C Note
                 Principal Balance                                                 $              --
           (iv)  balance treated as Excess Principal Collections                   $              --

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
   17. Excess funds were allocated in the following order of priority:

       (a) Excess Finance Charge Collections,
           (i)   to other Excess Allocation Series in Group One, for finance
                 charge shortfalls                                                 $              --
           (ii)  to the Successor Servicer, for any upaid excess servicing fees
                    For this Series                                                $              --
                    For other Series                                               $              --
           (iii) the balance to Holder of the Transferor Interest                  $    3,272,859.06

       (b) Excess Principal Collections,

           (i)   to other Excess Allocation Series in Group One, for
                 principal shortfalls                                              $              --
           (ii)  to be applied as principal for variable funding Certificateds
                 or Notes in Group One                                             $              --
           (iii) the balance to Holder of the Transferor Interest                  $   83,180,230.07

   18. The aggregate amount of all Principal Receivables in Accounts which became Defaulted Accounts during the Monthly Period which were allocated to the Series

       (a) Default Amount                                                          $    9,989,277.92
       (b) Allocation Percentage (B.3.(c) above)                                               23.68%
                                                                                   -----------------
       (c) Total Investor Default Amount (axb)                                     $    2,365,390.79

   19. The aggregate amount of Uncovered Dilution Amount allocated to the Series for the Monthly Period

       (a) Dilutions not covered by Transferor                                     $              --
       (b) Series Allocation Percentage (as defined in the related Indenture
           Supplement)                                                                         23.68%
                                                                                   -----------------
       (c) Total Uncovered Dilution Amount (axb)                                   $              --

   20. The aggregate amount of Investor Charge-Offs (including any Uncovered
       Dilution Amount not covered by the Transferor) for the Monthly Period       $              --

   21. Ratings of the Class A Notes
       Moody's                                                                                   Aaa
       S&P                                                                                       AAA
       Fitch                                                                                     N/A

   22. Ratings of the Class B Notes
       Moody's                                                                                    A2
       S&P                                                                                         A
       Fitch                                                                                     N/A

   23. Ratings of the Class C Notes
       Moody's                                                                                  Baa2
       S&P                                                                                       BBB
       Fitch                                                                                     N/A

   24. Note Interest Rate for the Monthly Period

       (a) Class A Note Interest Rate                                                        4.80641%
       (b) Class B Note Interest Rate                                                        4.95816%
       (c) Class C Note Interest Rate                                                        5.19528%

   25. Ending Note Principal Balance on the Distribution Date, after taking into account distributions on the Notes:

       (a) Class A Note Principal Balance                                          $  411,250,000.00
       (b) Class B Note Principal Balance                                          $   40,000,000.00
       (c) Class C Note Principal Balance                                          $   48,750,000.00
                                                                                   -----------------
       Total Note Principal Balance                                                $  500,000,000.00

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
D. QUARTERLY NET YIELD

                                                        12/31/2007       11/30/2007
                                                      Monthly Period   Monthly Period
                                                      --------------   --------------
   Yield                                                  20.05%           20.41%
   Less Investor Default Amt (18c)                         5.57%            5.13%
   Less Uncovered Dilution Amt (19c)                       0.00%            0.00%
                                                          -----            -----
      (a) Portfolio Yield                                 14.48%           15.29%
   Monthly Interest                                        4.86%            5.13%
   Plus Noteholder Servicing Fee                           2.00%            2.00%
                                                          -----            -----
      (b) Base Rate                                        6.86%            7.13%
                                                          -----            -----
      (a)-(b) = Net Yield Percentage                       7.62%            8.15%
      Quarterly Net Yield for the Distribution Date        7.25%

E. INFORMATION REGARDING THE PRINCIPAL ACCUMULATION ACCOUNT

   1.  Opening Principal Accumulation Account Balance on the Distribution          $            0.00

   2.  Controlled Deposit Amount to be deposited to the Principal                  $            0.00
       (a) Controlled Accumulation Amount                                          $            0.00
       (b) Accumulation Shortfall                                                  $            0.00
       (c) Controlled Deposit Amount (a+b)                                         $            0.00

   3.  Amounts withdrawn from the Principal Accumulation Account for
       (a) Distribution in reduction of the Class A Notes                          $            0.00
       (b) Distribution in reduction of the Class B Notes                          $            0.00
       (c) Distribution in reduction of the Class C Notes                          $            0.00

   4.  Principal Accumulation Account ending balance after deposit or withdrawal
       on the Distribution Date                                                    $            0.00

F. INFORMATION REGARDING THE SPREAD ACCOUNT

   1.  Opening Available Spread Account Amount on the Distribution Date for the
       Monthly Period                                                              $    5,000,000.00

   2.  Aggregate amount required to be withdrawn pursuant to Section 4.11(c) of the related Indenture Supplement for distribution to Class C Noteholders
       pursuant to Section 4.04 (a)(iv)                                            $              --

   3.  Aggregate amount required to be withdrawn pursuant to Section 4.11(d) or
       4.11(e) for distribution in reduction of the Class C Note Principal
       Balance                                                                     $              --

   4.  Spread Account Percentage for the Distribution Date for the Monthly
       Period                                                                                   1.00%

   5.  Closing Required Spread Account Amount for the Distribution Date for the
       Monthly Period                                                              $    5,000,000.00

   6.  Amount on deposit in Spread Account after required withdrawals on the
       Distribution Date for the Monthly Period (1-(2+3))                          $    5,000,000.00

   7.  Spread Account Deficiency, if any (5 MINUS 6)                               $              --

   8.  Amounts deposited pursuant to Section 4.04(a)(viii) or 4.10(e)              $              --

   9.  Remaining Spread Account Deficiency, if any (7 minus 8)                     $              --

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
   10. Spread Account Surplus, if any (6 minus 5), included in Available Finance
       Charge Collections                                                          $              --

G. INFORMATION REGARDING THE RESERVE ACCOUNT

   1.  Reserve Account Funding Date                                                 January 15, 2009

   2.  Opening Available Reserve Account Amount on the Distribution Date for
       the Monthly Period                                                          $              --

   3.  Aggregate amount required to be withdrawn pursuant to Section 4.10(d)
       for inclusion in Available Finance Charge Collections:
       (a) Covered Amount                                                          $              --
       (b) Principal Accumulation Investment Earnings                              $              --
       (c) Reserve Draw Amount (a MINUS b)                                         $              --

   4.  Required Reserve Account Amount                                             $              --

   5.  Reserve Account Surplus (4-(2-3))                                           $              --

H. INFORMATION REGARDING ACCUMULATION PERIOD

   1.  Accumulation Period Length (months)                                                         0

   2.  Controlled Accumulation Amount (as recalculated, if Accumulation
       Period Length is shortened pursuant to Section 4.13)                        $              --

     IN WITNESS THEREOF, the undersigned has duly executed and delivered this Certificate the 9th day of January, 2008.

                                        FIRST NATIONAL BANK OF OMAHA,
                                        Servicer


                                        By:
                                            ------------------------------------
                                        Name: Karlyn M. Knieriem
                                        Title: Vice President